Capital Stock & Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of par value and shares authorized
Par value and shares authorized at December 31, 2015 were as follows:

	Preferred Stock *	Common Stock

Par value	$0.01	$0.01
Shares authorized	300,000,000	2,000,000,000

*	No shares of preferred stock were issued and outstanding at December 31, 2015 or 2014.

Schedule of changes in common shares issued and outstanding
Changes in shares of common stock issued and outstanding were as follows:

At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	114,832,895	114,832,895	100,000,000
Common shares issued	19,661,277	—	14,832,895
Balance at end of period	134,494,172	114,832,895	114,832,895

Schedule of shares issued and outstanding
The computation of earnings (loss) per share was as follows:

(dollars in millions except earnings (loss) per share)
Years Ended December 31,	2015	2014	2013

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$(220)	$463	$8
Denominator:
Weighted average number of shares outstanding (basic)	127,910,680	114,791,225	102,917,172
Effect of dilutive securities *	—	473,898	37,246
Weighted average number of shares outstanding (diluted)	127,910,680	115,265,123	102,954,418
Earnings (loss) per share:
Basic	$(1.72)	$4.03	$0.07
Diluted	$(1.72)	$4.02	$0.07

*
We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015 and 2014 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:

•2015: 591,606 performance shares and 489,653 service shares; and
•2014: 583,459 performance shares